Significant partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Interest In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2017. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2017	2016
Bell Canada	100%	100%
Bell Mobility	100%	100%
Bell Media	100%	100%
The following tables show summarized financial information for our subsidiaries with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2017	2016
Current assets	328	293
Non-current assets	1,013	1,013
Total assets	1,341	1,306
Current liabilities	153	130
Non-current liabilities	184	195
Total liabilities	337	325
Total equity attributable to BCE shareholders	700	687
NCI	304	294

(1)	At December 31, 2017 and 2016, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.

(2)	CTV Specialty's net assets at December 31, 2017 and 2016, include $6 million and $2 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2017	2016
Operating revenues	832	824
Net earnings	179	182
Net earnings attributable to NCI	56	56
Total comprehensive income	172	173
Total comprehensive income attributable to NCI	54	54
Cash dividends paid to NCI	34	46

(1)	CTV Specialty's net earnings and total comprehensive income include $3 million directly attributable to NCI for 2017 and 2016, respectively.